                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-43

                                INVESTMENT TRUST
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        9/30

Date of reporting period:       3/31/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Capital Growth Fund

Semiannual Report to Shareholders

March 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund is subject to stock market risk, meaning stocks in the fund may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary March 31, 2004

Classes A, B, C, R, I and Institutional

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Class I, Class R and Institutional Class shares are not subject to sales charges.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares prior to June 25, 2001 and for Class R shares prior to November 3, 2003 are derived from the historical performance of Class AARP shares of the Scudder Capital Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 3/31/04
Scudder Capital Growth Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class A	10.92%	28.97%	-4.47%	-3.65%	8.20%
Class B	10.49%	27.98%	-5.22%	-4.41%	7.34%
Class C	10.51%	28.04%	-5.20%	-4.39%	7.37%
Class R	10.90%	28.75%	-4.77%	-3.96%	7.84%
S&P 500 Index+	14.08%	35.12%	.63%	-1.20%	11.68%
Russell 1000 Growth Index++	11.28%	32.18%	-1.74%	-6.13%	9.79%

Scudder Capital Growth Fund	6-Month++	1-Year	Life of Class*
Class I	11.20%	29.59%	-6.42%
S&P 500 Index+	14.08%	35.12%	-1.37%
Russell 1000 Growth Index++	11.28%	32.18%	-4.74%
Scudder Capital Growth Fund	6-Month++	1-Year	Life of Class**
Institutional Class	11.15%	29.46%	9.72%
S&P 500 Index+	14.08%	35.12%	16.00%
Russell 1000 Growth Index++	11.28%	32.18%	15.48%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.
* Class I shares commenced operations on June 25, 2001. Index returns begin June 30, 2001.
** Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class I	Class R	Institutional Class
Net Asset Value: 3/31/04	$ 41.13	$ 40.25	$ 40.27	$ 41.56	$ 41.39	$ 41.41
11/03/03 (inception of Class R)	$ -	$ -	$ -	$ -	$ 39.45	$ -
9/30/03	$ 37.08	$ 36.43	$ 36.44	$ 37.48	$ -	$ 37.32
Distribution Information: Six Months: Income Dividends as of 3/31/04	$ -	$ -	$ -	$ .11	$ .03	$ .07

Class A Lipper Rankings - Large-Cap Growth Funds Category as of 3/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	283	of	607	47

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Capital Growth Fund - Class A [] S&P 500 Index+ [] Russell 1000 Growth Index++

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Comparative Results (Adjusted for Maximum Sales Charge) as of 3/31/04
Scudder Capital Growth Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,156	$8,217	$7,825	$20,731
	Average annual total return	21.56%	-6.34%	-4.79%	7.56%
Class B	Growth of $10,000	$12,498	$8,344	$7,913	$20,311
	Average annual total return	24.98%	-5.86%	-4.57%	7.34%
Class C	Growth of $10,000	$12,804	$8,521	$7,990	$20,362
	Average annual total return	28.04%	-5.20%	-4.39%	7.37%
Class R	Growth of $10,000	$12,875	$8,637	$8,169	$21,272
	Average annual total return	28.75%	-4.77%	-3.96%	7.84%
S&P 500 Index+	Growth of $10,000	$13,512	$10,191	$9,414	$30,191
	Average annual total return	35.12%	.63%	-1.20%	11.68%
Russell 1000 Growth Index++	Growth of $10,000	$13,218	$9,487	$7,289	$25,441
	Average annual total return	32.18%	-1.74%	-6.13%	9.79%

Scudder Capital Growth Fund		1-Year	Life of Class*
Class I	Growth of $10,000	$12,959	$8,320
	Average annual total return	29.59%	-6.42%
S&P 500 Index+	Growth of $10,000	$13,512	$9,627
	Average annual total return	35.12%	-1.37%
Russell 1000 Growth Index++	Growth of $10,000	$13,218	$8,751
	Average annual total return	32.18%	-4.74%

Scudder Capital Growth Fund		1-Year	Life of Class**
Institutional Class	Growth of $10,000	$12,946	$11,616
	Average annual total return	29.46%	9.72%
S&P 500 Index+	Growth of $10,000	$13,512	$12,648
	Average annual total return	35.12%	16.00%
Russell 1000 Growth Index++	Growth of $10,000	$13,218	$12,559
	Average annual total return	32.18%	15.48%

The growth of $10,000 is cumulative.

* Class I shares commenced operations on June 25, 2001. Index returns begin June 30, 2001.
** Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

Returns shown for Class S shares prior to July 17, 2000 are derived from the historical performance of Class AARP shares of the Scudder Capital Growth Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 3/31/04
Scudder Capital Growth Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class AARP	11.05%	29.32%	-4.23%	-3.40%	8.49%
Class S	11.04%	29.31%	-4.22%	-3.40%	8.49%
S&P 500 Index+	14.08%	35.12%	.63%	-1.20%	11.68%
Russell 1000 Growth Index++	11.28%	32.18%	-1.74%	-6.13%	9.79%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 3/31/04	$ 41.40	$ 41.41
9/30/03	$ 37.30	$ 37.31
Distribution Information: Six Months: Income Dividends as of 3/31/04	$ .02	$ .02

Class AARP Lipper Rankings - Large-Cap Growth Funds Category as of 3/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	262	of	607	44
3-Year	276	of	494	56
5-Year	112	of	329	34
10-Year	46	of	97	47

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class AARP shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Capital Growth Fund - Class AARP [] S&P 500 Index+ [] Russell 1000 Growth Index++

Yearly periods ended March 31

Comparative Results as of 3/31/04
Scudder Capital Growth Fund		1-Year	3-Year	5-Year	10-Year
Class AARP	Growth of $10,000	$12,932	$8,784	$8,411	$22,593
	Average annual total return	29.32%	-4.23%	-3.40%	8.49%
Class S	Growth of $10,000	$12,931	$8,786	$8,413	$22,598
	Average annual total return	29.31%	-4.22%	-3.40%	8.49%
S&P 500 Index+	Growth of $10,000	$13,512	$10,191	$9,414	$30,191
	Average annual total return	35.12%	.63%	-1.20%	11.68%
Russell 1000 Growth Index++	Growth of $10,000	$13,218	$9,487	$7,289	$25,441
	Average annual total return	32.18%	-1.74%	-6.13%	9.79%

The growth of $10,000 is cumulative.

+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ The Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

In the following interview, Portfolio Managers Julie M. Van Cleave, Thomas J. Schmid and Jack A. Zehner discuss Scudder Capital Growth Fund's performance, the team's strategy and the market environment during the six-month period ended March 31, 2004.

Q: How did the US stock market perform over the past six months?

A: The equity market had quite a bit of information to process over the six-month period, both encouraging and troublesome.

Looking at the bright side, we saw continued economic growth, strong corporate earnings, a resilient consumer and continued low interest rates. On the negative side, we witnessed anemic employment growth, stubbornly high commodity prices and a number of unwelcome geopolitical events. The insurrection in Haiti, the terrorist bombing in Madrid, escalation of fighting between Israelis and Palestinians, and the continued conflict in Iraq heightened anxiety worldwide.

Fortunately for the equity market, the net result was that the positive outweighed the negative, as both the equity market in general and the fund's benchmark indices posted solid double-digit gains over the time period.

Performance was driven by a variety of sectors, as the market broadened considerably from the initial stages of the market rebound. Energy, materials, telecom and financials proved to be the best-performing sectors over this time period, while traditional growth pacesetters, such as technology and health care, lagged the market.

The 14.08% return of US large-company stocks (as measured by the S&P 500 index) trailed the 18.97% return of their small-company counterparts (as measured by the Russell 2000 Growth Index).1,2 In addition, US value stocks (companies thought to be underpriced) solidly outperformed growth (companies thought to have strong earnings or revenue potential): the 17.65% return of the Russell 1000 Value Index outdistanced the 11.28% return of the Russell 1000 Growth Index.3,4 Within the growth category, lesser-quality names - companies perceived to have problems that could inhibit their long-term earnings potential - thrived in a speculative environment. Although low quality outperformed high quality for the overall period, high quality has begun to outperform more recently. We're starting to see an inflection point where investors are reassessing their risk tolerance and looking at a broader range of higher-quality companies that are capable of sustaining growth as market leaders going forward.

1 "Standard & Poor's," "S&P," "S&P 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use. This fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. The S&P 500 is a capitalization-weighted index of 500 stocks. This index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
2 The Russell 2000 Growth Index is an unmanaged, capitalization-weighted index containing the growth stocks in the Russell 2000 Index. Index returns assume reinvestment of all dividends and do not reflect fees or expenses. It is not possible to invest directly into an index.
3 The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
4 The Russell 1000 Growth Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: How did the fund perform during its most recent semiannual period?

A: For the semiannual period, Scudder Capital Growth Fund posted a strong positive return of 10.92%. (Fund return is for Class A shares unadjusted for sales charges. If sales charges had been included, return would have been lower. Past performance is no guarantee of future results.) However, the fund fell short of its benchmarks: as noted, the Russell 1000 Growth Index was up 11.28%, and the S&P 500 index climbed 14.08%. (Please see pages 3 through 7 for performance of other share classes and more complete performance information.) However, the fund did outperform the 10.79% average return of the 626 funds in the Lipper Large-Cap Growth category.5

5 Source: Lipper Inc. The Lipper Large-Cap Growth Funds category is an unmanaged group of mutual funds that primarily invest in large-cap stocks with a greater-than-average growth orientation compared with the overall market. Returns reflect the reinvestment of all distributions. It is not possible to invest directly in the category.

Q: What helped the fund's performance?

A: As the market broadened during the course of the period, our strategic overweight in energy added to performance. Oil-field services companies Schlumberger Ltd. and Nabors Industries Ltd. as well as energy giant ConocoPhillips exemplified the strength of the sector, as all of these holdings were up significantly with respect to the time frame.

Security selection within the health care sector and, specifically, the biotechnology industry provided the largest contribution to performance. Holdings in Genentech, Inc., managed care provider UnitedHealth Group, Inc. and Zimmer Holdings, Inc. all helped drive outperformance in the health care sector.

Genentech was up due to its outstanding opportunities in the field of oncology. Avastin, its new oncology drug that reduces blood flow to cancerous tumors, reportedly provides an increase in survival among colon cancer patients. Genentech received Food and Drug Administration approval for Avastin in February 2004. UnitedHealth Group's stock rose on the news that medical claims for the most recent quarter were much lower than expected. Zimmer Holdings, an orthopedic company, continued to generate better-than-expected results.

Positioning within consumer discretionary also added to performance: in particular, gaming-machine maker International Game Technology saw its stock soar based on strong demand for cashless slot machines and the potential for continued expansion of slot machine gaming.

As the economy continued to improve, merger and acquisition activity began to heat up. The fund's overweight position in AT&T Wireless Services, Inc. was the portfolio's best-performing stock, after the company agreed to be acquired by Cingular.

Q: What detracted from the fund's performance?

A: Both security selection and sector allocation contributed to relative underperformance versus the index benchmarks.

Both our allocation to and selection in the information technology sector weighed on performance. After leading the market higher in 2003, technology stocks sold off in the first quarter of 2004 on concerns over slowing order growth. Therefore, our overweight position detracted from performance as the sector lagged the benchmark. Two cases in point are tech bellwethers Microsoft Corp. and Intel Corp., which both saw their stocks decline over the period.

The fund's overweight positions in household products company Colgate-Palmolive Co., which reported slow North American sales, and retailer Kohl's Corp., which stumbled following merchandising and inventory missteps, further dragged on performance.

Q: Will you tell us about some additions to the portfolio during the period?

A: Recent portfolio additions that reconcile well with our key selection criteria of quality, growth and innovation include Adobe Systems, Inc., C.R. Bard, Inc., Dell, Inc., Goldman Sachs Group, Inc., Lehman Brothers Holdings, Inc., Hershey Foods Corp. and Paychex, Inc.

Q: Any final thoughts?

A: In general, the equity market has broadened, and the fund's more-diversified approach has begun to reap rewards. We continue to look for growth opportunities in a variety of sectors and industries and feel that we're well-positioned for a broadening market that gravitates toward higher-quality, more-consistent earners, such as the companies we hold in Scudder Capital Growth Fund.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary March 31, 2004

Asset Allocation	3/31/04	9/30/03

Common Stocks	99%	97%
Cash Equivalents	1%	3%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	3/31/04	9/30/03

Information Technology	25%	25%
Health Care	21%	21%
Consumer Discretionary	14%	14%
Financials	12%	11%
Consumer Staples	12%	12%
Industrials	7%	7%
Energy	7%	7%
Telecommunication Services	1%	2%
Materials	1%	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at March 31, 2004 (29.7% of Portfolio)
1. Microsoft Corp. Developer of computer software	3.7%
2. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	3.4%
3. Intel Corp. Designer, manufacturer and seller of computer components and related products	3.3%
4. General Electric Co. Industrial conglomerate	3.1%
5. Wal-Mart Stores, Inc. Operator of discount stores	3.0%
6. Johnson & Johnson Provider of health care products	2.9%
7. Cisco Systems, Inc. Developer of computer network products	2.8%
8. Genentech, Inc. Developer of biotechnology products	2.8%
9. PepsiCo, Inc. Provider of soft drinks, snack foods and food services	2.4%
10. United Technologies Corp. Manufacturer of aerospace equipment, climate control systems and elevators	2.3%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 15. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of March 31, 2004 (Unaudited)

	Shares	Value ($)

Common Stocks 99.5%
Consumer Discretionary 13.5%
Automobiles 1.4%
Harley-Davidson, Inc.	332,800	17,751,552
Hotels Restaurants & Leisure 3.0%
International Game Technology	578,400	26,004,864
YUM! Brands, Inc.*	306,500	11,643,935
		37,648,799
Media 4.5%
Comcast Corp. "A"*	482,600	13,454,888
McGraw-Hill, Inc.	188,200	14,329,548
Omnicom Group, Inc.	220,500	17,695,125
Viacom, Inc. "B"	317,800	12,460,938
		57,940,499
Multiline Retail 2.6%
Kohl's Corp.*	152,200	7,355,826
Target Corp.	570,200	25,681,808
		33,037,634
Specialty Retail 2.0%
Home Depot, Inc.	205,400	7,673,744
Lowe's Companies, Inc.	187,900	10,546,827
Staples, Inc.*	274,300	6,964,477
		25,185,048
Consumer Staples 11.8%
Beverages 3.3%
The Coca-Cola Co.	247,400	12,444,220
PepsiCo, Inc.	557,000	29,994,450
		42,438,670
Food & Drug Retailing 4.0%
Wal-Mart Stores, Inc.	638,400	38,106,096
Walgreen Co.	381,100	12,557,245
		50,663,341
Food Products 0.5%
Hershey Foods Corp.	83,700	6,934,545
Household Products 4.0%
Colgate-Palmolive Co.	426,300	23,489,130
Procter & Gamble Co.	254,100	26,650,008
		50,139,138
Energy 6.9%
Energy Equipment & Services 4.2%
Baker Hughes, Inc.	345,100	12,589,248
Nabors Industries Ltd.*	529,200	24,210,900
Schlumberger Ltd.	255,100	16,288,135
		53,088,283
Oil & Gas 2.7%
ConocoPhillips	223,600	15,609,516
EOG Resources, Inc.	400,000	18,356,000
		33,965,516
Financials 11.9%
Banks 1.3%
Bank of America Corp.	201,200	16,293,176
Capital Markets 3.1%
Goldman Sachs Group, Inc.	62,300	6,501,005
Lehman Brothers Holdings, Inc.	80,900	6,704,183
Morgan Stanley	268,100	15,362,130
State Street Corp.	195,300	10,180,989
		38,748,307
Consumer Finance 2.0%
American Express Co.	495,600	25,696,860
Diversified Financial Services 3.6%
Citigroup, Inc.	533,766	27,595,702
Fannie Mae	242,000	17,992,700
		45,588,402
Insurance 1.9%
AFLAC, Inc.	160,200	6,430,428
American International Group, Inc.	255,830	18,253,471
		24,683,899
Health Care 20.7%
Biotechnology 4.1%
Amgen, Inc.*	55,800	3,245,886
Genentech, Inc.*	335,300	35,481,446
Gilead Sciences, Inc.*	240,900	13,434,993
		52,162,325
Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	311,300	9,616,057
Boston Scientific Corp.*	186,200	7,891,156
C.R. Bard, Inc.	67,500	6,590,700
Medtronic, Inc.	339,700	16,220,675
Zimmer Holdings, Inc.*	201,630	14,876,261
		55,194,849
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	360,800	23,249,952
Pharmaceuticals 10.4%
Abbott Laboratories	493,200	20,270,520
Eli Lilly & Co.	321,200	21,488,280
Johnson & Johnson	730,000	37,025,600
Merck & Co., Inc.	233,600	10,322,784
Pfizer, Inc.	1,238,925	43,424,321
		132,531,505
Industrials 7.3%
Aerospace & Defense 2.3%
United Technologies Corp.	337,300	29,108,990
Air Freight & Logistics 1.0%
FedEx Corp.	172,600	12,972,616
Industrial Conglomerates 4.0%
3M Co.	136,700	11,191,629
General Electric Co.	1,288,100	39,312,812
		50,504,441
Information Technology 25.0%
Communications Equipment 2.8%
Cisco Systems, Inc.*	1,531,500	36,020,880
Computers & Peripherals 4.4%
Dell, Inc.*	198,400	6,670,208
EMC Corp.*	1,592,900	21,679,369
International Business Machines Corp.	299,200	27,478,528
		55,828,105
IT Consulting & Services 1.3%
Fiserv, Inc.*	342,500	12,251,225
Paychex, Inc.	101,600	3,616,960
		15,868,185
Semiconductors & Semiconductor Equipment 8.5%
Applied Materials, Inc.*	1,246,400	26,648,032
Intel Corp.	1,558,880	42,401,536
Linear Technology Corp.	372,300	13,782,546
Texas Instruments, Inc.	846,400	24,731,808
		107,563,922
Software 8.0%
Adobe Systems, Inc.	63,400	2,499,862
BEA Systems, Inc.*	221,400	2,825,064
Electronic Arts, Inc.*	338,600	18,270,856
Intuit, Inc.*	138,000	6,193,440
Microsoft Corp.	1,879,400	46,928,618
Oracle Corp.*	786,600	9,447,066
Symantec Corp.*	220,100	10,190,630
VERITAS Software Corp.*	217,700	5,858,307
		102,213,843
Materials 0.8%
Chemicals
Ecolab, Inc.	351,900	10,039,707
Telecommunication Services 1.6%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	220,100	8,042,454
Wireless Telecommunication Services 1.0%
AT&T Wireless Services, Inc.*	909,400	12,376,934
Total Common Stocks (Cost $978,662,077)		1,263,482,377

Cash Equivalents 0.5%
Scudder Cash Management QP Trust 1.10% (b) (Cost $6,714,213)	6,714,213	6,714,213
Total Investment Portfolio - 100.0% (Cost $985,376,290) (a)		1,270,196,590

* Non-income producing security.
(a) The cost for federal income tax purposes was $987,524,786. At March 31, 2004, net unrealized appreciation for all securities based on tax cost was $282,671,804. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $346,507,902 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $63,836,098.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $978,662,077)	$ 1,263,482,377
Investment in Scudder Cash Management QP Trust (cost $6,714,213)	6,714,213
Total investments in securities, at value (cost $985,376,290)	1,270,196,590
Dividends receivable	759,014
Interest receivable	12,740
Receivable for Fund shares sold	722,166
Total assets	1,271,690,510
Liabilities
Payable for Fund shares redeemed	1,837,070
Accrued management fee	611,141
Other accrued expenses and payables	497,522
Total liabilities	2,945,733
Net assets, at value	$ 1,268,744,777
Net Assets
Net assets consist of: Undistributed net investment income	437,541
Net unrealized appreciation (depreciation) on investments	284,820,300
Accumulated net realized gain (loss)	(599,135,337)
Paid-in capital	1,582,622,273
Net assets, at value	$ 1,268,744,777

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($111,726,371 / 2,716,269 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 41.13
Maximum offering price per share (100 / 94.25 of $41.13)	$ 43.64
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($44,372,649 / 1,102,481 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 40.25
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($21,151,835 / 525,289 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 40.27
Class I Net Asset Value, offering and redemption price per share ($2,476,816 / 59,592 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 41.56
Class R Net Asset Value, offering and redemption price per share ($122,394 / 2,957 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 41.39
Class AARP Net Asset Value, offering and redemption price per share ($988,037,849 / 23,865,452 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 41.40
Class S Net Asset Value, offering and redemption price per share ($99,737,212 / 2,408,432 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 41.41
Institutional Class Net Asset Value, offering and redemption price per share ($1,119,651 / 27,037 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 41.41

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 7,176,674
Interest - Scudder Cash Management QP Trust	145,525
Total Income	7,322,199
Expenses: Management fee	3,736,020
Administrative fee	2,648,016
Distribution service fees	465,422
Trustees' fees and expenses	17,379
Other	5,387
Total expenses, before expense reductions	6,872,224
Expense reductions	(3)
Total expenses, after expense reductions	6,872,221
Net investment income (loss)	449,978
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(6,366,202)
Net unrealized appreciation (depreciation) during the period on investments	139,537,439
Net gain (loss) on investment transactions	133,171,237
Net increase (decrease) in net assets resulting from operations	$ 133,621,215

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Six Months Ended March 31, 2004 (Unaudited)	Year Ended September 30, 2003
Operations: Net investment income (loss)	$ 449,978	$ 573,745
Net realized gain (loss) on investment transactions	(6,366,202)	(186,905,505)
Net unrealized appreciation (depreciation) on investment transactions during the period	139,537,439	410,541,544
Net increase (decrease) in net assets resulting from operations	133,621,215	224,209,784
Distributions to shareholders from: Net investment income: Class I	(13,341)	-
Class R	(9)	-
Class AARP	(497,256)	-
Class S	(74,556)	-
Institutional Class	(1,020)	-
Fund share transactions: Proceeds from shares sold	76,150,820	150,432,626
Reinvestment of distributions	550,518	-
Cost of shares redeemed	(172,326,492)	(250,097,490)
Net increase (decrease) in net assets from Fund share transactions	(95,625,154)	(99,664,864)
Increase (decrease) in net assets	37,409,879	124,544,920
Net assets at beginning of period	1,231,334,898	1,106,789,978
Net assets at end of period (including undistributed net investment income of $437,541 and $573,745 respectively)	$ 1,268,744,777	$ 1,231,334,898

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended September 30,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 37.08	$ 30.56	$ 39.71	$ 50.11
Income (loss) from investment operations: Net investment income (loss)[c]	(.02)	(.05)	(.13)	(.07)
Net realized and unrealized gain (loss) on investment transactions	4.07	6.57	(9.00)	(10.33)
Total from investment operations	4.05	6.52	(9.13)	(10.40)
Less distributions from: Net realized gain on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 41.13	$ 37.08	$ 30.56	$ 39.71
Total Return (%)[d]	10.92**	21.34	(23.04)	(20.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112	97	77	101
Ratio of expenses (%)	1.25*	1.23	1.13[e]	1.16*
Ratio of net investment income (loss) (%)	(.11)*	(.14)	(.32)	(.44)*
Portfolio turnover rate (%)	10*	22	13	35
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class A shares) to September 30, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The ratio of operating expenses includes a one-time reduction in certain liabilities of an acquired fund (Classic Growth Fund). The ratio without the reduction was 1.14%.
* Annualized
** Not annualized

Class B
Years Ended September 30,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 36.43	$ 30.25	$ 39.63	$ 50.11
Income (loss) from investment operations: Net investment income (loss)[c]	(.17)	(.30)	(.45)	(.19)
Net realized and unrealized gain (loss) on investment transactions	3.99	6.48	(8.91)	(10.29)
Total from investment operations	3.82	6.18	(9.36)	(10.48)
Less distributions from: Net realized gain on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 40.25	$ 36.43	$ 30.25	$ 39.63
Total Return (%)[d]	10.49**	20.43	(23.64)	(20.91)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44	45	43	65
Ratio of expenses (%)	2.02*	2.00	1.93[e]	1.96*
Ratio of net investment income (loss) (%)	(.88)*	(.91)	(1.12)	(1.24)*
Portfolio turnover rate (%)	10*	22	13	35
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class B shares) to September 30, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The ratio of operating expenses includes a one-time reduction in certain liabilities of an acquired fund (Classic Growth Fund). The ratio without the reduction was 1.94%.
* Annualized
** Not annualized

Class C
Years Ended September 30,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 36.44	$ 30.26	$ 39.63	$ 50.11
Income (loss) from investment operations: Net investment income (loss)[c]	(.16)	(.30)	(.44)	(.19)
Net realized and unrealized gain (loss) on investment transactions	3.99	6.48	(8.91)	(10.29)
Total from investment operations	3.83	6.18	(9.35)	(10.48)
Less distributions from: Net realized gain on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 40.27	$ 36.44	$ 30.26	$ 39.63
Total Return (%)[d]	10.51**	20.42	(23.64)	(20.91)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	19	15	19
Ratio of expenses (%)	1.99*	1.98	1.90[e]	1.94*
Ratio of net investment income (loss) (%)	(.85)*	(.89)	(1.09)	(1.22)*
Portfolio turnover rate (%)	10*	22	13	35
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class C shares) to September 30, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The ratio of operating expenses includes a one-time reduction in certain liabilities of an acquired fund (Classic Growth Fund). The ratio without the reduction was 1.92%.
* Annualized
** Not annualized

Class I
Years Ended September 30,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 37.48	$ 30.74	$ 39.76	$ 50.11
Income (loss) from investment operations: Net investment income (loss)[c]	.08	.12	.06	.00[d]
Net realized and unrealized gain (loss) on investment transactions	4.11	6.62	(9.06)	(10.35)
Total from investment operations	4.19	6.74	(9.00)	(10.35)
Less distributions from: Net investment income	(.11)	-	-	-
Net realized gain on investment transactions	-	-	(.02)	-
Net asset value, end of period	$ 41.56	$ 37.48	$ 30.74	$ 39.76
Total Return (%)	11.20**	21.93	(22.69)	(20.65)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	5	4	5
Ratio of expenses (%)	.75*	.74	.67	.69*
Ratio of net investment income (loss) (%)	.39*	.35	.14	.04*
Portfolio turnover rate (%)	10*	22	13	35
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class I shares) to September 30, 2001.
[c] Based on average shares outstanding during the period.
[d] Amount is less than $.005.
* Annualized
** Not annualized

Class R
2004[a]
Selected Per Share Data
Net asset value, beginning of period	$ 39.45
Income (loss) from investment operations: Net investment income (loss)[b]	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.98
Total from investment operations	1.97
Less distributions from: Net investment income	(.03)
Net asset value, end of period	$ 41.39
Total Return (%)	4.99**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.122
Ratio of expenses (%)	1.07*
Ratio of net investment income (loss) (%)	(.06)*
Portfolio turnover rate (%)	10*
[a] For the period November 3, 2003 (commencement of operations of Class R shares) to March 31, 2004 (Unaudited). [b] Based on average shares outstanding during the period. * Annualized ** Not annualized

Class AARP
Years Ended September 30,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 37.30	$ 30.66	$ 39.74	$ 73.41	$ 62.68	$ 51.24
Income (loss) from investment operations: Net investment income (loss)[b]	.03	.04	(.03)	(.07)	(.10)	.04
Net realized and unrealized gain (loss) on investment transactions	4.09	6.60	(9.03)	(25.89)	16.27	18.19
Total from investment operations	4.12	6.64	(9.06)	(25.96)	16.17	18.23
Less distributions from: Net investment income	(.02)	-	-	-	(.04)	(.24)
Net realized gains on investment transactions	-	-	(.02)	(7.71)	(5.40)	(6.55)
Total distributions	(.02)	-	(.02)	(7.71)	(5.44)	(6.79)
Net asset value, end of period	$ 41.40	$ 37.30	$ 30.66	$ 39.74	$ 73.41	$ 62.68
Total Return (%)	11.05**	21.66	(22.85)	(38.60)	26.01	36.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	988	924	840	1,279	2,450	1,735
Ratio of expenses before expense reductions (%)	.99*	.97	.87	.88	.91[c]	.91
Ratio of expenses after expense reductions (%)	.99*	.97	.87	.88	.90[c]	.91
Ratio of net investment income (loss) (%)	.15*	.12	(.06)	(.13)	(.13)	.07
Portfolio turnover rate (%)	10*	22	13	35	66	68
[a] For the six months ended March 31, 2004 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .90% and .90%, respectively.
* Annualized
** Not annualized

Class S
Years Ended September 30,	2004[a]	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 37.31	$ 30.67	$ 39.74	$ 73.41	$ 76.71
Income (loss) from investment operations: Net investment income (loss)[c]	.03	.04	(.02)	(.08)	(.02)
Net realized and unrealized gain (loss) on investment transactions	4.09	6.60	(9.03)	(25.88)	(3.28)
Total from investment operations	4.12	6.64	(9.05)	(25.96)	(3.30)
Less distributions from: Net investment income	(.02)	-	-	-	-
Net realized gains on investment transactions	-	-	(.02)	(7.71)	-
Total distributions	(.02)	-	(.02)	(7.71)	-
Net asset value, end of period	$ 41.41	$ 37.31	$ 30.67	$ 39.74	$ 73.41
Total Return (%)	11.04**	21.65	(22.82)	(38.60)	(4.30)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	100	140	128	202	7
Ratio of expenses (%)	.99*	.97	.85[d]	.88	.89*
Ratio of net investment income (loss) (%)	.15*	.12	(.04)	(.16)	(.15)*
Portfolio turnover rate (%)	10*	22	13	35	66
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period from July 17, 2000 (commencement of operations of Class S shares) to September 30, 2000.
[c] Based on average shares outstanding during the period.
[d] The ratio of operating expenses includes a one-time reduction in certain liabilities of an acquired fund (Classic Growth Fund). The ratio without the reduction was .87%.
* Annualized
** Not annualized

Institutional Class
Years Ended September 30,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 37.32	$ 30.66	$ 35.71
Income (loss) from investment operations: Net investment income (loss)[c]	.06	.08	(.01)
Net realized and unrealized gain (loss) on investment transactions	4.10	6.58	(5.04)
Total from investment operations	4.16	6.66	(5.05)
Less distributions from: Net investment income	(.07)	-	-
Net asset value, end of period	$ 41.41	$ 37.32	$ 30.66
Total Return (%)	11.15**	21.72	(14.14)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1.120	.565	.858
Ratio of expenses (%)	.86*	.85	.85*
Ratio of net investment income (loss) (%)	.28*	.24	(.05)*
Portfolio turnover rate (%)	.10*	22	13
[a] For the six months ended March 31, 2004 (Unaudited).
[b] For the period from August 19, 2002, (commencement of operations of Institutional Class shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Capital Growth Fund (the "Fund") is a diversified series of Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge. Class C shares do not convert into another class. Class I shares and Institutional Class shares are offered to limited groups of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. On November 3, 2003, the Fund commenced offering Class R shares which are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and Class S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At September 30, 2003, the Fund had a net tax basis capital loss carryforward of approximately $420,271,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2009 ($15,353,000), September 30, 2010 ($134,751,000) and September 30, 2011 ($270,167,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through September 30, 2003, the Fund incurred approximately $170,349,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2004.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on a trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended March 31, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $62,419,702 and $125,999,186, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.58% of the first $3,000,000,000 of the Fund's average daily net assets, 0.555% of the next $1,000,000,000 of such net assets and 0.53% of such net assets in excess of $4,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months March 31, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.58% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement, the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") 0.42%, 0.435%, 0.425%, 0.17%, 0.41%, 0.41% and 0.275% of the average daily net assets for Class A, B, C, I, AARP, S and Institutional Class shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C, I, R and Institutional Class shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Scudder Trust Company, also an affiliate of the Advisor, provided subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. These affiliated entities have in turn entered into various agreements with third party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of Independent Trustees (including the fees and expenses of their independent counsel).

The Administrative Agreement between the Advisor and the Fund had been scheduled to terminate effective September 30, 2003. The Advisor and the Fund agreed to temporarily continue the Administrative Agreement until March 31, 2004. Effective April 1, 2004, the Fund will directly bear the cost of expenses formerly covered by the Administrative Agreement. In addition, effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of certain classes at 1.00%, 1.015%, 1.005%, 0.75%, 0.99%, 0.99%, and 0.86% of average daily net assets for Class A, B, C, I, AARP, S, and Institutional Class shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses). For Class R shares, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the operating expenses at 1.50%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and trustees and trustee counsel fees. This expense cap will remain in effect until September 30, 2005.

For the six months ended March 31, 2004, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at March 31, 2004
Class A	$ 224,587	$ 36,578
Class B	100,116	15,144
Class C	44,983	7,385
Class I	3,618	342
Class AARP	2,017,565	323,732
Class S	256,204	33,196
Institutional Class	943	363
	$ 2,648,016	$ 416,740

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75%, 0.75% and 0.25% of average daily net assets of Class B, C and R shares, respectively. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended March 31, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2004
Class B	$ 172,613	$ 29,923
Class C	79,382	14,013
Class R	49	49
	$ 252,044	$ 43,985

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2004	Annualized Effective Rate
Class A	$ 130,903	$ 22,843.24%
Class B	57,538	9,568.25%
Class C	24,888	4,337.24%
Class R	49	49.24%
	$ 213,378	$ 36,797

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A and C shares for the six months ended March 31, 2004 aggregated $11,571 and $323, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2004 the CDSC for Class B and C shares aggregated $71,425 and $292, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2004, SDI received $802.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended March 31, 2004, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $3 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2004		Year Ended September 30, 2003
	Shares	Dollars	Shares	Dollars
Shares sold			Shares sold
Class A	475,272	$ 19,033,525	975,085	$ 33,459,901
Class B	137,700	5,425,122	308,705	10,390,122
Class C	103,708	4,072,792	228,270	7,691,533
Class I	1,011	40,608	329,096	10,985,871
Class R	3,289*	136,496*	-	-
Class AARP	833,176	33,658,847	1,548,361	54,356,879
Class S	328,312	13,283,430	964,079	33,033,323
Institutional Class	11,876	500,000	15,145	514,997
		$ 76,150,820		$ 150,432,626
Shares issued to shareholders in reinvestment of distributions
Class I	334	$ 13,341	-	$ -
Class R	0*	9*	-	-
Class AARP	11,523	457,285	-	-
Class S	1,988	78,863	-	-
Institutional Class	26	1,020	-	-
		$ 550,518		$ -
Shares redeemed
Class A	(374,092)	$ (15,001,004)	(894,533)	$ (30,687,059)
Class B	(263,059)	(10,360,231)	(493,525)	(16,392,771)
Class C	(111,513)	(4,404,448)	(181,982)	(6,085,070)
Class I	(88,195)	(3,614,511)	(313,401)	(10,278,758)
Class R	(332)*	(13,871)*	-	-
Class AARP	(1,748,598)	(70,769,514)	(4,168,728)	(139,638,581)
Class S	(1,683,183)	(68,162,513)	(1,379,220)	(47,014,207)
Institutional Class	(10)	(400)	(28)	(1,044)
		$ (172,326,492)		$ (250,097,490)
Net increase (decrease)
Class A	101,180	$ 4,032,521	80,552	$ 2,772,842
Class B	(125,359)	(4,935,109)	(184,820)	(6,002,649)
Class C	(7,805)	(331,656)	46,288	1,606,463
Class I	(86,850)	(3,560,562)	15,695	707,113
Class R	2,957*	122,634*	-	-
Class AARP	(903,899)	(36,653,382)	(2,620,367)	(85,281,702)
Class S	(1,352,883)	(54,800,220)	(415,141)	(13,980,884)
Institutional Class	11,892	500,620	15,117	513,953
		$ (95,625,154)		$ (99,664,864)

* For the period from November 3, 2003 (commencement of operations of Class R shares) to March 31, 2004.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serve as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SDGAX	SDGBX	SDGCX	SDGTX
CUSIP Number	460965-742	460965-734	460965-726	460965-544
Fund Number	498	698	798	564

For shareholders of Class R

Automated Information Lines	Scudder Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

scudder.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a Scudder service representative.
Written Correspondence	Scudder Retirement Services 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 543-5776.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Nasdaq Symbol	SDGRX
CUSIP Number	460965-536
Fund Number	1508

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	ACGFX	SCGSX
Fund Number	198	398

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. Investors may do so by filling out and returning the enclosed "opt-out" form. With respect to accounts that are jointly held, an opt-out form received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

August 2003

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Trust, Two
International Place, Boston, MA 02110.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial  Officers  concluded that the Registrant's
Disclosure  Controls and Procedures are effective based on the evaluation of the
Disclosure  Controls  and  Procedures  as of a date within 90 days of the filing date of this report.

Fund management has previously  identified a significant  deficiency relating to the  overall  fund  expense  payment and accrual  process.  This matter  relates primarily to a bill payment  processing  issue.  There was no material impact to shareholders,  fund net asset  value,  fund  performance  or the accuracy of any fund's  financial  statements.  Fund  management  discussed this matter with the
Registrant's Audit Committee and auditors,  instituted  additional procedures to enhance its internal controls and will continue to develop  additional  controls and redesign work flow to strengthen the overall control environment  associated with the processing and recording of fund expenses.

(b)  There  have been no  changes  in the  registrant's  internal  control  over financial  reporting that occurred  during the filing period that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Capital Growth Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Capital Growth Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------